Other Income (Expense), including Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Other Income (Expense), including Related Parties
Schedule of other expense (income)

	Successor		Predecessor
		January 16,	January 1,
		2020	2020
	Year Ended	Through	Through
	December 31,	December 31,	January 15,
(in thousands)	2021	2020	2020
Other income (expense), net
Other income	$88	$8,083	$—
Other expense	(34)	—	—
Gain on marketable securities	553	—	—
Release of contingent liability (see Note 3)	—	3,978	—
	$607	$12,061	$—

Other income, related parties	$—	$—	$342